Investments with Continuous Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 1,178,999	$ 398,982
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(6,914)	(792)
Investments with continuous unrealized losses for 12 months or greater, Fair value	118,581	12,547
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(1,618)	(5)
Total Investments with continuous unrealized losses, Fair value	1,297,580	411,529
Total Investments with continuous unrealized losses, Unrealized losses	(8,532)	(797)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	944,769	352,886
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(5,762)	(747)
Investments with continuous unrealized losses for 12 months or greater, Fair value	97,770	6,046
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(1,410)	(4)
Total Investments with continuous unrealized losses, Fair value	1,042,539	358,932
Total Investments with continuous unrealized losses, Unrealized losses	(7,172)	(751)
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	214,719	39,883
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(1,104)	(39)
Investments with continuous unrealized losses for 12 months or greater, Fair value	19,811	252
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(208)
Total Investments with continuous unrealized losses, Fair value	234,530	40,135
Total Investments with continuous unrealized losses, Unrealized losses	(1,312)	(39)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	19,511	6,213
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(48)	(6)
Investments with continuous unrealized losses for 12 months or greater, Fair value	1,000	6,249
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses		(1)
Total Investments with continuous unrealized losses, Fair value	20,511	12,462
Total Investments with continuous unrealized losses, Unrealized losses	$ (48)	$ (7)